Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Presentation. In the opinion of management, the unaudited interim condensed consolidated and combined financial statements of the Company as of June 30, 2021 and December 31, 2020 and for the three and six months ended June 30, 2021 (Successor), and for the three and six months ended June 30, 2020 (Predecessor) include all adjustments and accruals, consisting only of normal, recurring adjustments and accruals necessary for a fair presentation of the results for the interim periods in conformity with generally accepted accounting principles in the United States ("GAAP"). The operating results for the three and six months ended June 30, 2021 are not indicative of results for a full year.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted in accordance with the rules and regulations of the United States Securities and Exchange Commission (the "SEC"). These unaudited interim condensed consolidated and combined financial statements should be read together with the consolidated and combined financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020.

Presentation. The accompanying consolidated and combined financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, all adjustments, consisting of normal and recurring accruals considered necessary for a fair presentation, have been included. Certain prior period amounts have been reclassified to conform to the current presentation on the accompanying consolidated and combined financial statements. In connection with the preparation of the consolidated and combined financial statements, the Company evaluated subsequent events after the balance sheet date of December 31, 2020, through the date of this report.

The accompanying consolidated and combined statement of operations and the consolidated and combined statement of cash flows for the period from January 1, 2020 through August 21, 2020 are those of HPK Energy, LP, a Delaware limited partnership ("HPK LP") which is the predecessor to HighPeak Energy prior to the HighPeak business combination between the Company, Pure and HPK LP that closed on August 21, 2020 (the “HighPeak business combination”). The accompanying consolidated and combined statement of operations and consolidated and combined statement of cash flows for the year ended December 31, 2019 are those of HighPeak Energy, LP, a Delaware limited partnership ("HighPeak I") which is the predecessor to HPK LP prior to the HPK LP business combination that closed on October 1, 2019 (the “HPK LP business combination”) and those of HPK LP from October 1, 2019 through December 31, 2019. HPK LP and HighPeak I are individually and collectively referred to as the "Predecessors" herein. However, if we refer to the "Company" for a date or activity prior to August 21, 2020, we are also referring to the Predecessors. See Note 10 for further information regarding the two aforementioned business combinations. The following table details the year ended December 31, 2019 and its components of individual line items and how they were combined for presentation on the face of the accompanying financial statements.

	Predecessors for the Year Ended December 31, 2019
(in thousands)	HPK LP from August 28, 2019 (Inception) through December 31, 2019	HighPeak I for the Year Ended December 31, 2019	Eliminations	Combined Year Ended December 31, 2019
Operating Revenues:
Crude oil sales	$3,695	$4,154		$7,849
Natural gas and NGL sales	163	103		266
Total operating revenues	3,858	4,257		8,115
Operating Costs and Expenses:
Oil and natural gas production	1,578	1,794		3,372
Production and ad valorem taxes	188	261		449
Exploration and abandonments	33	2,817		2,850
Depletion, depreciation and amortization	1,612	2,657		4,269
Accretion of discount on asset retirement obligations	34	38		72
General and administrative	6,159	2,523		8,682
Total operating costs and expenses	9,604	10,090		19,694
Loss from operations	(5,746)	(5,833)		(11,579)
Equity in losses of affiliate	-	(3,175)	3,175	-
Net loss	$(5,746)	$(9,008)	$3,175	$(11,579)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(5,746)	$(9,008)	$3,175	$(11,579)
Adjustments to reconcile net loss to net cash provided by (used in) operations:
Exploration and abandonment expense	33	2,817	-	2,850
Depletion, depreciation and amortization expense	1,612	2,657	-	4,269
Accretion expense	34	38	-	72
Equity in loss off affiliate	-	3,175	(3,175)	-
Changes in operating assets and liabilities:
Accounts receivable	(1,355)	1,425	-	70
Inventory and other current assets	(88)	(121)	-	(209)
Accounts payable and accrued liabilities	3,010	745	-	3,755
Net cash provided by (used in) operating activities	(2,500)	1,728	-	(772)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and natural gas properties	(45,318)	(15,687)	-	(61,005)
Changes in working capital associated with oil and natural gas property additions	19,097	5,585	-	24,682
Acquisitions of oil and natural gas properties	(2,456)	(8,462)	-	(10,918)
Investment in affiliate	-	(7,796)	7,796	-
Issuance of notes receivable	(4,193)	-	-	(4,193)
Net cash used in investing activities	(32,870)	(26,360)	7,796	(51,434)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributions from partners	58,081	23,738	(7,796)	74,023
Net cash provided by financing activities	58,081	23,738	(7,796)	74,023
Net increase (decrease) in cash and cash equivalents	22,711	(894)	-	21,817
Cash and cash equivalents, beginning of period	-	894	-	894
Cash and cash equivalents, end of period	$22,711	$-	$-	$22,711

See Note 10 for information regarding the HighPeak business combination and the HPK LP business combination and how they were accounted for in the accompanying financial statements.

Consolidation, Policy [Policy Text Block]

Principles of consolidation. The condensed consolidated and combined financial statements include the accounts of the Company and its wholly owned subsidiaries since August 22, 2020, and its Predecessors and their wholly owned subsidiaries since their acquisition or formation for all periods prior to and including August 21, 2020. All material intercompany balances and transactions have been eliminated. Certain reclassifications have been made to prior period amounts to conform to the current period’s presentation.

Principles of consolidation. The condensed consolidated and combined financial statements include the accounts of the Company and its wholly owned subsidiaries since August 22, 2020, and its Predecessors and their wholly owned subsidiaries since their acquisition or formation for all periods prior to August 21, 2020. All material intercompany balances and transactions have been eliminated. Certain reclassifications have been made to prior period amounts to conform to the current period’s presentation.

Use of Estimates, Policy [Policy Text Block]

Use of estimates in the preparation of financial statements. Preparation of the Company's unaudited interim condensed consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Depletion of oil and natural gas properties and evaluations for impairment of proved and unproved oil and natural gas properties, in part, is determined using estimates of proved, probable and possible oil, NGL and natural gas reserves. There are numerous uncertainties inherent in the estimation of quantities of proved, probable and possible reserves and in the projection of future rates of production and the timing of development expenditures. Similarly, evaluations for impairment of proved and unproved oil and natural gas properties are subject to numerous uncertainties including, among others, estimates of future recoverable reserves, commodity price outlooks and future undiscounted and discounted net cash flows. Other items subject to such estimates and assumptions include, but are not limited to, the carrying value of oil and natural gas properties, asset retirement obligations, equity-based compensation, fair value of derivatives and estimates of income taxes. Actual results could differ from the estimates and assumptions utilized.

Use of estimates in the preparation of financial statements. Preparation of the Company's consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Depletion of oil and gas properties and evaluations for impairment of proved and unproved oil and gas properties, in part, is determined using estimates of proved, probable and possible oil and gas reserves. There are numerous uncertainties inherent in the estimation of quantities of proved, probable and possible reserves and in the projection of future rates of production and the timing of development expenditures. Similarly, evaluations for impairment of proved and unproved oil and natural gas properties are subject to numerous uncertainties including, among others, estimates of future recoverable reserves, commodity price outlooks and future undiscounted and discounted net cash flows. Other items subject to such estimates and assumptions include, but are not limited to, the carrying value of oil and natural gas properties, asset retirement obligations, equity-based compensation and estimates of income taxes. Actual results could differ from the estimates and assumptions utilized.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and cash equivalents. The Company’s cash and cash equivalents include depository accounts held by banks with original issuance maturities of 90 days or less.  The Company’s cash and cash equivalents are generally held in financial institutions in amounts that may exceed the insurance limits of the Federal Deposit Insurance Corporation.  However, management believes that the Company’s counterparty risks are minimal based on the reputation and history of the institutions selected.

Cash and cash equivalents. The Company’s cash and cash equivalents include depository accounts held by banks with original issuance maturities of 90 days or less.  The Company’s cash and cash equivalents are generally held in financial institutions in amounts that may exceed the insurance limits of the Federal Deposit Insurance Corporation.  However, management believes that the Company’s counterparty risks are minimal based on the reputation and history of the institutions selected.

Accounts Receivable [Policy Text Block]

Accounts receivable. As of June 30, 2021 and December 31, 2020, the Company’s accounts receivables primarily consist of amounts due from the sale of crude oil, NGL and natural gas of $16.3 million and $4.2 million, respectively, and are based on estimates of sales volumes and realized prices the Company anticipates it will receive, joint interest receivables of $4.2 million and $345,000, respectively, a current U.S. federal income tax receivable of $3.2 million and $3.2 million, respectively, and other receivables of $123,000 and zero, respectively. The Company’s share of oil, NGL and natural gas production is sold to various purchasers who must be prequalified under the Company’s credit risk policies and procedures. The Company’s credit risk related to collecting accounts receivables is mitigated by using credit and other financial criteria to evaluate the credit standing of the entity obligated to make payment on the accounts receivable, and where appropriate, the Company obtains assurances of payment, such as a guarantee by the parent company of the counterparty or other credit support. The Company routinely reviews outstanding balances and establishes allowances for bad debts equal to the estimable portions of accounts receivable for which failure to collect is considered probable. As of June 30, 2021 and December 31, 2020, the Company had no allowance for doubtful accounts.

Accounts receivable. The Company’s accounts receivable are primarily comprised of oil and gas sales receivables, a current U.S. federal income tax receivable, joint interest receivables and other receivables for which the Company does not require collateral security. The Company’s share of oil and gas production is sold to various purchasers who must be prequalified under the Company’s credit risk policies and procedures. The Company records allowances for doubtful accounts based on the age of accounts receivables and the financial condition of its purchasers. The Company’s credit risk related to collecting accounts receivables is mitigated by using credit and other financial criteria to evaluate the credit standing of the entity obligated to make payment on the accounts receivable, and where appropriate, the Company obtains assurances of payment, such as a guarantee by the parent company of the counterparty or other credit support.

As of December 31, 2020 and 2019, the Company’s accounts receivables primarily consist of amounts due from the sale of crude oil, natural gas and natural gas liquids of $4.2 million and $2.9 million, respectively, and are based on estimates of sales volumes and realized prices the Company anticipates it will receive, a current U.S. federal income tax receivable of $3.2 million and zero, respectively, related to U.S. federal income taxes paid prior to the HighPeak business combination that will be received by carrying back and utilizing the net operating losses generated from August 22, 2020 through December 31, 2020, and joint interest receivables of $345,000 and $440,000, respectively. The Company routinely reviews outstanding balances and establishes allowances for bad debts equal to the estimable portions of accounts receivable for which failure to collect is considered probable. As of December 31, 2020 and 2019, the Company had no allowance for doubtful accounts recorded.

Subscription Receivable [Policy Text Block]

Subscription receivable.  In accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (“ASC”) 505-10-45-2, “Receivables for Issuance of Equity,” the Company recorded a subscription receivable as of December 31, 2020 related to the exercise of warrants prior to December 31, 2020 as the cash was collected before the financial statements were issued or available to be issued.  Prior to December 31, 2020, a total of 312,711 warrants were exercised for cash proceeds of $3.6 million.  Due to the timing of the exercises, the shares underlying the warrants were issued in December 2020 and the proceeds were received subsequent to December 31, 2020.  The outstanding proceeds were recorded as a subscription receivable in the accompanying balance sheets as of December 31, 2020. There is no subscription receivable as of June 30, 2021 as all cash related to exercises of warrants was received prior to the balance sheet date.

Subscription receivable.  In accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (“ASC”) 505-10-45-2, “Receivables for Issuance of Equity,” the Company recorded a subscription receivable as of December 31, 2020 related to the exercise of warrants prior to December 31, 2020 as the cash was collected before the financial statements are issued or available to be issued.  Prior to December 31, 2020, 312,711 warrants were exercised for cash proceeds of $3.6 million.  Due to the timing of the exercises, the shares underlying the warrants were issued in December 2020 and the proceeds were received subsequent to December 31, 2020.  The outstanding proceeds were recorded as a subscription receivable in the accompanying balance sheets as of December 31, 2020.

Inventory, Policy [Policy Text Block]

Inventory. Inventory is comprised primarily of oil and natural gas drilling or repair items such as tubing, casing, proppant used to fracture-stimulate oil and natural gas wells, water, chemicals, operating supplies and ordinary maintenance materials and parts. The materials and supplies inventory is primarily acquired for use in future drilling or repair operations and is carried at the lower of cost or net realizable value, on a weighted average cost basis. Valuation allowances for materials and supplies inventories are recorded as reductions to the carrying values of the materials and supplies inventories in the Company’s condensed consolidated balance sheet and as charges to other expense in the condensed consolidated statements of operations. The Company’s materials and supplies inventory as of June 30, 2021 and December 31, 2020 is $217,000 and $121,000, respectively, and the Company has not recognized any valuation allowance to date.

Inventory. Inventory is comprised primarily of oil and gas drilling or repair items such as tubing, casing, proppant used to fracture-stimulate oil and gas wells, water, chemicals, operating supplies and ordinary maintenance materials and parts. The materials and supplies inventory is primarily acquired for use in future drilling operations or repair operations and is carried at the lower of cost or net realizable value, on a weighted average cost basis. Valuation allowances for materials and supplies inventories are recorded as reductions to the carrying values of the materials and supplies inventories in the Company’s condensed consolidated balance sheet and as charges to other expense in the condensed consolidated statements of operations. The Company’s materials and supplies inventory as of December 31, 2020 and 2019 is $120,000 and $184,000, respectively, and the Company has not recognized any valuation allowance to date.

Industry Specific Policies, Oil and Gas [Policy Text Block]

Oil and natural gas properties. The Company utilizes the successful efforts method of accounting for its oil and natural gas properties. Under this method, all costs associated with productive wells and nonproductive development wells are capitalized while nonproductive exploration costs and geological and geophysical expenditures are expensed.

The Company does not carry the costs of drilling an exploratory well as an asset in its consolidated balance sheet following the completion of drilling unless both of the following conditions are met: (i) the well has found a sufficient quantity of reserves to justify its completion as a producing well and (ii) the Company is making sufficient progress assessing the reserves and the economic and operating viability of the project.

Due to the capital-intensive nature and the geographical location of certain projects, it may take an extended period of time to evaluate the future potential of an exploration project and the economics associated with making a determination on its commercial viability. In these instances, the project’s feasibility is not contingent upon price improvements or advances in technology, but rather the Company’s ongoing efforts and expenditures related to accurately predict the hydrocarbon recoverability based on well information, gaining access to other companies’ production data in the area, transportation or processing facilities and/or getting partner approval to drill additional appraisal wells. These activities are ongoing and are being pursued constantly. Consequently, the Company’s assessment of suspended exploratory well costs is continuous until a decision can be made that the project has found sufficient proved reserves to sanction the project or is noncommercial and is charged to exploration and abandonment expense. See Note 6 for additional information.

The capitalized costs of proved properties are depleted using the unit-of-production method based on proved reserves for leasehold costs and proved reserves for drilling, completion and other oil and natural gas property costs. Costs of unproved leasehold costs are excluded from depletion until proved reserves are established or, if unsuccessful, impairment is determined.

Proceeds from the sales of individual properties and the capitalized costs of individual properties sold or abandoned are credited and charged, respectively, to accumulated depletion, depreciation and amortization, if doing so does not materially impact the depletion rate of an amortization base. Generally, no gain or loss is recorded until an entire amortization base is sold. However, gain or loss is recorded from the sale of less than an entire amortization base if the disposition is significant enough to materially impact the depletion rate of the remaining properties in the amortization base.

The Company performs assessments of its long-lived assets to be held and used, including proved oil and natural gas properties accounted for under the successful efforts method of accounting, whenever events or circumstances indicate that the carrying value of those assets may not be recoverable. An impairment loss is indicated if the sum of the expected future cash flows is less than the carrying amount of the assets. In these circumstances, the Company recognizes an impairment charge for the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.

Unproved oil and natural gas properties are periodically assessed for impairment on a project-by-project basis. These impairment assessments are affected by the results of exploration activities, commodity price outlooks, planned future sales or expirations of all or a portion of such projects. If the estimated future net cash flows attributable to such projects are not expected to be sufficient to fully recover the costs invested in each project, the Company will recognize an impairment charge at that time.

Oil and gas properties. The Company utilizes the successful efforts method of accounting for its oil and gas properties. Under this method, all costs associated with productive wells and nonproductive development wells are capitalized while nonproductive exploration costs and geological and geophysical expenditures are expensed.

The Company does not carry the costs of drilling an exploratory well as an asset in its consolidated balance sheet following the completion of drilling unless both of the following conditions are met: (i) the well has found a sufficient quantity of reserves to justify its completion as a producing well and (ii) the Company is making sufficient progress assessing the reserves and the economic and operating viability of the project.

Due to the capital-intensive nature and the geographical location of certain projects, it may take an extended period of time to evaluate the future potential of an exploration project and the economics associated with making a determination on its commercial viability. In these instances, the project’s feasibility is not contingent upon price improvements or advances in technology, but rather the Company’s ongoing efforts and expenditures related to accurately predict the hydrocarbon recoverability based on well information, gaining access to other companies’ production data in the area, transportation or processing facilities and/or getting partner approval to drill additional appraisal wells. These activities are ongoing and are being pursued constantly. Consequently, the Company’s assessment of suspended exploratory well costs is continuous until a decision can be made that the project has found sufficient proved reserves to sanction the project or is noncommercial and is charged to exploration and abandonment expense. See Note 5 for additional information.

The capitalized costs of proved properties are depleted using the unit-of-production method based on proved reserves for leasehold costs and proved reserves for drilling, completion and other oil and natural gas property costs. Costs of unproved leasehold costs are excluded from depletion until proved reserves are established or, if unsuccessful, impairment is determined.

Proceeds from the sales of individual properties and the capitalized costs of individual properties sold or abandoned are credited and charged, respectively, to accumulated depletion, depreciation and amortization, if doing so does not materially impact the depletion rate of an amortization base. Generally, no gain or loss is recorded until an entire amortization base is sold. However, gain or loss is recorded from the sale of less than an entire amortization base if the disposition is significant enough to materially impact the depletion rate of the remaining properties in the amortization base.

The Company performs assessments of its long-lived assets to be held and used, including proved oil and gas properties accounted for under the successful efforts method of accounting, whenever events or circumstances indicate that the carrying value of those assets may not be recoverable. An impairment loss is indicated if the sum of the expected future cash flows is less than the carrying amount of the assets. In these circumstances, the Company recognizes an impairment charge for the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.

Unproved oil and gas properties are periodically assessed for impairment on a project-by-project basis. These impairment assessments are affected by the results of exploration activities, commodity price outlooks, planned future sales or expirations of all or a portion of such projects. If the estimated future net cash flows attributable to such projects are not expected to be sufficient to fully recover the costs invested in each project, the Company will recognize an impairment charge at that time. During the period from August 22, 2020 to December 31, 2020, the Company recognized an impairment of $4.8 million related to various leasehold costs that the Company was not successful in obtaining extensions on that is included in exploration and abandonment expenses in the accompanying consolidated and combined financial statements.

Property, Plant and Equipment, Policy [Policy Text Block]

Other property and equipment, net. Other property and equipment is recorded at cost. The carrying values of other property and equipment, net of accumulated depreciation of $334,000 and $237,000 as of June 30, 2021 and December 31, 2020, respectively, are as follows (in thousands):

	June 30, 2021	December 31, 2020
Land	$731	$725
Information technology	208	292
Transportation equipment	92	41
Leasehold improvements	17	24
Field equipment	9	10
Total other property and equipment, net	$1,057	$1,092

Other property and equipment is depreciated over its estimated useful life on a straight-line basis. Land is not depreciated. Information technology is generally depreciated over three years, transportation equipment is generally depreciated over five years and field equipment is generally depreciated over seven years. Leasehold improvements are amortized over the lesser of their estimated useful lives or the underlying terms of the associated leases.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If such assets are considered to be impaired, the impairment to be recorded is measured by the amount by which the carrying amount of the asset exceeds its estimated fair value. The estimated fair value is determined using either a discounted future cash flow model or another appropriate fair value method.

Other property and equipment, net. Other property and equipment is recorded at cost. The carrying values of other property and equipment, net of accumulated depreciation of $237,000 and $46,000 as of December 31, 2020 and 2019, respectively, are as follows:

	Successor	Predecessors
	December 31, 2020	December 31, 2019
	(in thousands)
Land	$725	$580
Information technology	292	459
Transportation equipment	41	-
Leasehold improvements	24	37
Field equipment	10	12
Total other property and equipment, net	$1,092	$1,088

Other property and equipment is depreciated over its estimated useful life on a straight-line basis. Land is not depreciated. Information technology is generally depreciated over three years, transportation equipment is generally depreciated over five years and field equipment is generally depreciated over seven years. Leasehold improvements are amortized over the lesser of their estimated useful lives or the underlying terms of the associated leases.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If such assets are considered to be impaired, the impairment to be recorded is measured by the amount by which the carrying amount of the asset exceeds its estimated fair value. The estimated fair value is determined using either a discounted future cash flow model or another appropriate fair value method.

Debt, Policy [Policy Text Block]

Debt issuance costs. The Company has paid a total of $2.2 million in debt issuance costs, $1.8 million of which was incurred during the six months ended June 30, 2021, related to its revolving credit facility. Amortization based on the straight-line method over the term of the revolving credit facility which approximates the effective interest method was $77,000 and zero during the six months ended June 30, 2021 and 2020, respectively. As of June 30, 2021, the net debt issuance costs are netted against the outstanding long-term debt on the accompanying balance sheet in accordance with GAAP. As of December 31, 2020, the net debt issuance costs are included in noncurrent assets on the accompanying consolidated balance sheet due to the fact that the revolving credit facility was undrawn at the time. See Note 7 for additional information regarding the Company’s revolving credit facility.

Debt issuance costs. In December 2020, the Company paid $405,000 in debt issuance costs related to its new revolving credit facility. Amortization of $4,000 based on the straight-line method over the term of the credit facility which approximates the interest rate method was recognized in 2020 and included in interest expense on the accompanying statement of operations. As of December 31, 2020, the net debt issuance costs are included in noncurrent assets on the accompanying consolidated balance sheet due to the fact that the credit facility was undrawn at the time. In the future, these net costs will be included with long-term debt, if any, in accordance with GAAP. See Note 6 for additional information regarding the Company’s new revolving credit facility.

Lessee, Leases [Policy Text Block]

Leases. The Company enters into leases for drilling rigs, storage tanks, equipment and buildings and recognizes lease expense on a straight-line basis over the lease term. Lease right-of-use assets and liabilities are initially recorded on the lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s lease contracts do not provide an implicit discount rate, the Company uses its incremental borrowing rate, which is determined based on information available at the commencement date of a lease. Leases may include renewal, purchase or termination options that can extend or shorten the term of a lease. The exercise of those options is at the Company’s sole discretion and is evaluated at inception and throughout the contract to determine if a modification of the lease term is required. Leases with an initial term of 12 months or less are not recorded as lease right-of-use assets and liability. See Note 10 for additional information.

Leases. The Company enters into leases for drilling rigs, storage tanks, equipment and buildings and recognizes lease expense on a straight-line basis over the lease term. Lease right-of-use assets and liabilities are initially recorded on the lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s lease contracts do not provide an implicit discount rate, the Company uses its incremental borrowing rate, which is determined based on information available at the commencement date of a lease. Leases may include renewal, purchase or termination options that can extend or shorten the term of a lease. The exercise of those options is at the Company’s sole discretion and is evaluated at inception and throughout the contract to determine if a modification of the lease term is required. Leases with an initial term of 12 months or less are not recorded as lease right-of-use assets and liability. See Note 9 for additional information.

Accounts Payable and Accrued Liabilities, Policy [Policy Text Block]

Accounts payable, accrued liabilities and derivative liabilities. Accounts payable, accrued liabilities and derivative liabilities as of June 30, 2021 and December 31, 2020 totaled approximately $54.3 million and $22.4 million, respectively, including trade accounts payable, derivative liabilities, revenues payable and accruals for capital expenditures, operating and general and administrative expenses, operating leases and other miscellaneous items.

Accounts payable and accrued liabilities. Accounts payable and accrued liabilities as of December 31, 2020 and 2019 totaled approximately $22.4 million and $31.0 million, respectively, including trade accounts payable, revenues payable and accruals for capital expenditures, operating and general and administrative expenses, operating leases and other miscellaneous items.

Asset Retirement Obligation [Policy Text Block]

Asset retirement obligations. The Company records a liability for the fair value of an asset retirement obligation in the period in which the associated asset is acquired or placed into service, if a reasonable estimate of fair value can be made. Asset retirement obligations are generally capitalized as part of the carrying value of the long-lived asset to which it relates. Conditional asset retirement obligations meet the definition of liabilities and are recorded when incurred and when fair value can be reasonably estimated. See Note 8 for additional information.

Asset retirement obligations. The Company records a liability for the fair value of an asset retirement obligation in the period in which the associated asset is acquired or placed into service, if a reasonable estimate of fair value can be made. Asset retirement obligations are generally capitalized as part of the carrying value of the long-lived asset to which it relates. Conditional asset retirement obligations meet the definition of liabilities and are recorded when incurred and when fair value can be reasonably estimated. See Note 7 for additional information.

Revenue from Contract with Customer [Policy Text Block]

Revenue recognition. The Company follows FASB ASC 606, “Revenue from Contracts with Customers,” (“ASC 606”) whereby the Company recognizes revenues from the sales of oil and natural gas to its purchasers and presents them disaggregated on the Company’s condensed consolidated and combined statements of operations.

The Company enters into contracts with purchasers to sell its oil and natural gas production. Revenue on these contracts is recognized in accordance with the five-step revenue recognition model prescribed in ASC 606. Specifically, revenue is recognized when the Company’s performance obligations under these contracts are satisfied, which generally occurs with the transfer of control of the oil and natural gas to the purchaser. Control is generally considered transferred when the following criteria are met: (i) transfer of physical custody, (ii) transfer of title, (iii) transfer of risk of loss and (iv) relinquishment of any repurchase rights or other similar rights. Given the nature of the products sold, revenue is recognized at a point in time based on the amount of consideration the Company expects to receive in accordance with the price specified in the contract. Consideration under the oil and natural gas marketing contracts is typically received from the purchaser one to two months after production. As of June 30, 2021 and December 31, 2020, the Company had receivables related to contracts with purchasers of approximately $16.3 million and $4.2 million, respectively.

Oil Contracts. The Company’s oil marketing contracts transfer physical custody and title at or near the wellhead, which is generally when control of the oil has been transferred to the purchaser. The oil produced is sold under contracts using market-based pricing which is then adjusted for the differentials based upon delivery location and oil quality. Since the differentials are incurred after the transfer of control of the oil, the differentials are included in oil sales on the consolidated and combined statements of operations as they represent part of the transaction price of the contract.

Natural Gas Contracts. The majority of the Company’s natural gas is sold at the lease location, which is generally when control of the natural gas has been transferred to the purchaser. The natural gas is sold under (i) percentage of proceeds processing contracts or (ii) a hybrid of percentage of proceeds and fee-based contracts. Under the majority of the Company’s contracts, the purchaser gathers the natural gas in the field where it is produced and transports it to natural gas processing plants where NGL products are extracted. The NGL products and remaining residue natural gas are then sold by the purchaser. Under percentage of proceeds and hybrid percentage of proceeds and fee-based contracts, the Company receives a percentage of the value for the extracted liquids and the residue natural gas. Since control of the natural gas transfers upstream of the transportation and processing activities, revenue is recognized as the net amount received from the purchaser.

The Company does not disclose the value of unsatisfied performance obligations under its contracts with customers as it applies the practical exemption in accordance with ASC 606. The exemption, as described in ASC 606-10-50-14(a), applies to variable consideration that is recognized as control of the product is transferred to the customer. Since each unit of product represents a separate performance obligation, future volumes are wholly unsatisfied and disclosure of the transaction price allocated to remaining performance obligations is not required.

Revenue recognition. The Company follows FASB ASC 606, “Revenue from Contracts with Customers,” (“ASC 606”) whereby the Company recognizes revenues from the sales of oil and natural gas to its purchasers and presents them disaggregated on the Company’s condensed consolidated and combined statements of operations.

The Company enters into contracts with purchasers to sell its oil and natural gas production. Revenue on these contracts is recognized in accordance with the five-step revenue recognition model prescribed in ASC 606. Specifically, revenue is recognized when the Company’s performance obligations under these contracts are satisfied, which generally occurs with the transfer of control of the oil and natural gas to the purchaser. Control is generally considered transferred when the following criteria are met: (i) transfer of physical custody, (ii) transfer of title, (iii) transfer of risk of loss and (iv) relinquishment of any repurchase rights or other similar rights. Given the nature of the products sold, revenue is recognized at a point in time based on the amount of consideration the Company expects to receive in accordance with the price specified in the contract. Consideration under the oil and natural gas marketing contracts is typically received from the purchaser one to two months after production. At December 31, 2020 and 2019, the Company had receivables related to contracts with purchasers of approximately $4.2 million and $2.9 million, respectively.

Oil Contracts. The Company’s oil marketing contracts transfer physical custody and title at or near the wellhead, which is generally when control of the oil has been transferred to the purchaser. The oil produced is sold under contracts using market-based pricing which is then adjusted for the differentials based upon delivery location and oil quality. Since the differentials are incurred after the transfer of control of the oil, the differentials are included in oil sales on the consolidated and combined statements of operations as they represent part of the transaction price of the contract.

Natural Gas Contracts. The majority of the Company’s natural gas is sold at the lease location, which is generally when control of the natural gas has been transferred to the purchaser. The natural gas is sold under (i) percentage of proceeds processing contracts or (ii) a hybrid of percentage of proceeds and fee-based contracts. Under the majority of the Company’s contracts, the purchaser gathers the natural gas in the field where it is produced and transports it to natural gas processing plants where natural gas liquid products are extracted. The natural gas liquid products and remaining residue gas are then sold by the purchaser. Under percentage of proceeds and hybrid percentage of proceeds and fee-based contracts, the Company receives a percentage of the value for the extracted liquids and the residue gas. Since control of the natural gas transfers upstream of the transportation and processing activities, revenue is recognized as the net amount received from the purchaser.

The Company does not disclose the value of unsatisfied performance obligations under its contracts with customers as it applies the practical exemption in accordance with ASC 606. The exemption, as described in ASC 606-10-50-14(a), applies to variable consideration that is recognized as control of the product is transferred to the customer. Since each unit of product represents a separate performance obligation, future volumes are wholly unsatisfied and disclosure of the transaction price allocated to remaining performance obligations is not required.

Derivatives, Policy [Policy Text Block]

Derivatives. All of the Company’s derivatives are accounted for as non-hedge derivatives and are recorded at estimated fair value in the condensed consolidated balance sheets. All changes in the fair values of its derivative contracts are recorded as gains or losses in the earnings of the periods in which they occur. The Company enters into derivatives under master netting arrangements, which, in an event of default, allows the Company to offset payables to and receivables from the defaulting counterparty. The Company classifies the fair value amounts of derivative assets and liabilities executed under master netting arrangements as net current or noncurrent derivative assets or net current of noncurrent derivative liabilities, whichever the case may be, by commodity and counterparty.

The Company’s credit risk related to derivatives is a counterparties’ failure to perform under derivative contracts owed to the Company. The Company uses credit and other financial criteria to evaluate the credit standing of, and to select, counterparties to its derivative instruments. Although the Company does not obtain collateral or otherwise secure the fair value of its derivative instruments, associated credit risk is mitigated by the Company’s credit risk policies and procedures.

The Company has entered into International Swap Dealers Association Master Agreements (“ISDA Agreements”) with each of its derivative counterparties. The terms of the ISDA Agreements provide the Company and the counterparties with rights of set off upon the occurrence of defined acts of default by either the Company or a counterparty to a derivative, whereby the party not in default may set off all derivative liabilities owed to the defaulting party against all derivative asset receivables from the defaulting party. See Note 5 for additional information.

Income Tax, Policy [Policy Text Block]

Income taxes. The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts for income tax purposes and net operating loss and tax credit carryforwards. The amount of deferred taxes on these temporary differences is determined using the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, as applicable, based on tax rates and laws in the respective tax jurisdiction enacted as of the balance sheet date.

The Company reviews its deferred tax assets for recoverability and establishes a valuation allowance based on projected future taxable income, applicable tax strategies and the expected timing of the reversals of existing temporary differences. A valuation allowance is provided when it is more likely than not (likelihood of greater than 50 percent) that some portion or all the deferred tax assets will not be realized. The Company has not established a valuation allowance as of June 30, 2021 and December 31, 2020.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based upon the technical merits of the position. If all or a portion of the unrecognized tax benefit is sustained upon examination by the taxing authorities, the tax benefit will be recognized as a reduction to the Company’s deferred tax liability and will affect the Company’s effective tax rate in the period it is recognized. See Note 13 for addition information.

The Company records any tax-related interest charges as interest expense and any tax-related penalties as other expense in the condensed consolidated and combined statements of operations of which there have been none to date.

Prior to August 21, 2020, the Predecessors did not record a provision for U.S. federal income tax because the Predecessors were treated as partnerships for U.S. federal income tax purposes and, as such, the partners of the Predecessors reported their share of the Company’s income or loss on their respective income tax returns. The Predecessors were required to file tax returns on Form 1065 with the Internal Revenue Service (“IRS”). The 2017 to 2019 tax years remain open to examination.

The Predecessors recognize in their condensed consolidated and combined financial statements the effect of a tax position, if that position is more likely than not to be sustained upon examination, including resolution of any appeals or litigation processes, based upon the technical merits of the position. Tax positions taken related to the Predecessors’ status as limited partnerships, and state filing requirements have been reviewed, and management is of the opinion that they would more likely than not be sustained by examination. Accordingly, the Company has not recorded an income tax liability for uncertain tax benefits for periods prior to August 21, 2020. Under the new centralized partnership audit rules effective for tax years beginning after 2017, the IRS assesses and collects underpayments of tax from the partnership instead of from each partner. The partnership may be able to pass the adjustments through to its partners by making a push-out election or, if eligible, by electing out of the centralized partnership audit rules. The collection of tax from the partnership is only an administrative convenience for the IRS to collect any underpayment of income taxes including interest and penalties. Income taxes on partnership income, regardless of who pays the tax or when the tax is paid, is attributed to the partners. Any payment made by the Company as a result of an IRS examination will be treated as an expense from the Company in the condensed consolidated and combined financial statements.

The Company is also subject to Texas Margin Tax. The Company realized no Texas Margin Tax in the accompanying condensed consolidated and combined financial statements as we do not anticipate owing any Texas Margin Tax for the periods presented.

Income taxes. The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts for income tax purposes and net operating loss and tax credit carryforwards. The amount of deferred taxes on these temporary differences is determined using the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, as applicable, based on tax rates and laws in the respective tax jurisdiction enacted as of the balance sheet date.

The Company reviews its deferred tax assets for recoverability and establishes a valuation allowance based on projected future taxable income, applicable tax strategies and the expected timing of the reversals of existing temporary differences. A valuation allowance is provided when it is more likely than not (likelihood of greater than 50 percent) that some portion or all the deferred tax assets will not be realized. The Company has not established a valuation allowance as of December 31, 2020.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based upon the technical merits of the position. If all or a portion of the unrecognized tax benefit is sustained upon examination by the taxing authorities, the tax benefit will be recognized as a reduction to the Company’s deferred tax liability and will affect the Company’s effective tax rate in the period it is recognized. See Note 12 for addition information.

The Company records any tax-related interest charges as interest expense and any tax-related penalties as other expense in the condensed consolidated and combined statements of operations of which there have been none to date.

Prior to August 21, 2020, the Predecessors did not record a provision for U.S. federal income tax because the Predecessors were treated as partnerships for U.S. federal income tax purposes and, as such, the partners of the Predecessors reported their share of the Company’s income or loss on their respective income tax returns. The Predecessors were required to file tax returns on Form 1065 with the Internal Revenue Service (“IRS”). The 2017 to 2019 tax years remain open to examination.

The Predecessors recognize in their condensed consolidated and combined financial statements the effect of a tax position, if that position is more likely than not to be sustained upon examination, including resolution of any appeals or litigation processes, based upon the technical merits of the position. Tax positions taken related to the Predecessors’ status as limited partnerships, and state filing requirements have been reviewed, and management is of the opinion that they would more likely than not be sustained by examination. Accordingly, the Company has not recorded an income tax liability for uncertain tax benefits for periods prior to August 21, 2020. Under the new centralized partnership audit rules effective for tax years beginning after 2017, the IRS assesses and collects underpayments of tax from the partnership instead of from each partner. The partnership may be able to pass the adjustments through to its partners by making a push-out election or, if eligible, by electing out of the centralized partnership audit rules. The collection of tax from the partnership is only an administrative convenience for the IRS to collect any underpayment of income taxes including interest and penalties. Income taxes on partnership income, regardless of who pays the tax or when the tax is paid, is attributed to the partners. Any payment made by the Company as a result of an IRS examination will be treated as an expense from the Company in the condensed consolidated and combined financial statements.

The Company is also subject to Texas Margin Tax. The Company realized no Texas Margin Tax in the accompanying condensed consolidated and combined financial statements as we do not anticipate owing any Texas Margin Tax for the periods presented.

Share-based Payment Arrangement [Policy Text Block]

Stock-based compensation. Stock-based compensation expense for stock option awards is measured at the grant date or modification date, as applicable, using the fair value of the award, and is recorded, net of forfeitures, on a straight-line basis over the requisite service period of the respective award. The fair value of stock option awards is determined on the grant date or modification date, as applicable, using a Black-Scholes option valuation model with the following inputs; (i) the grant date’s closing stock price, (ii) the exercise price of the stock options, (iii) the expected term of the stock option, (iv) the estimated risk-free adjusted interest rate for the duration of the option’s expected term, (v) the expected annual dividend yield on the underlying stock and (vi) the expected volatility over the option’s expected term.

Stock-based compensation for HighPeak Energy common stock issued to directors with no restrictions thereon, is measured at the grant date using the fair value of the award and is recognized as stock-based compensation in the accompanying financial statements immediately. Stock-based compensation for restricted stock awarded to outside directors is measured at the grant date using the fair value of the award and is recognized on a straight-line basis over the requisite service period of the respective award.

Stock-based compensation. Stock-based compensation expense for stock options (“Equity Awards”) is measured at the grant date or modification date, as applicable, using the fair value of the award, and is recorded, net of forfeitures, on a straight-line basis over the requisite service period of the respective award. The fair value of Equity Awards is determined on the grant date or modification date, as applicable, using a Black-Scholes option valuation model with the following inputs; (i) the grant date’s closing stock price, (ii) the exercise price of the stock options, (iii) the expected term of the stock option, (iv) the estimated risk-free adjusted interest rate for the duration of the option’s expected term, (v) the expected annual dividend yield on the underlying stock and (vi) the expected volatility over the option’s expected term.

Stock-based compensation for HighPeak Energy common stock issued to directors with no restrictions thereon, as was the case with the 62,500 shares issued in November 2020 to the non-management directors, is measured at the grant date using the fair value of the award and is recorded as stock-based compensation in the accompanying financial statements immediately. If restricted stock is awarded to employees or directors in the future, as the case may be, stock-based compensation will be recognized on a straight-line basis over the requisite service period of the respective award.

Segment Reporting, Policy [Policy Text Block]

Segments. Based on the Company’s organizational structure, the Company has one operating segment, which is oil and natural gas development, exploration and production. In addition, the Company has a single, company-wide management team that allocates capital resources to maximize profitability and measures financial performance as a single enterprise.

Segments. Based on the Company’s organizational structure, the Company has one operating segment, which is oil and natural gas development, exploration and production. In addition, the Company has a single, company-wide management team that allocates capital resources to maximize profitability and measures financial performance as a single enterprise.

Effect of Covid-19 Pandemic [Policy Text Block]

Impact of the COVID-19 Pandemic. A novel strain of the coronavirus disease 2019 ("COVID-19") surfaced in late 2019 and spread around the world, including to the United States. In March 2020, the World Health Organization declared COVID-19 a pandemic, and the President of the United States declared the COVID-19 outbreak a national emergency. The COVID-19 pandemic significantly affected the global economy, disrupted global supply chains and created significant volatility in the financial markets. In addition, the COVID-19 pandemic resulted in travel restrictions, business closures and other restrictions that have disrupted the demand for oil throughout the world and when combined with pressures on the global supply-demand balance for oil and related products, resulted in significant volatility in oil prices beginning late February 2020. The length of this demand disruption is unknown, and there is significant uncertainty regarding the long-term impact of the effects of the COVID-19 pandemic to global oil demand.

Impact of the COVID-19 Pandemic. A novel strain of the coronavirus disease 2019 ("COVID-19") surfaced in late 2019 and spread around the world, including to the United States. In March 2020, the World Health Organization declared COVID-19 a pandemic, and the President of the United States declared the COVID-19 outbreak a national emergency. The COVID-19 pandemic significantly affected the global economy, disrupted global supply chains and created significant volatility in the financial markets. In addition, the COVID-19 pandemic resulted in travel restrictions, business closures and other restrictions that have disrupted the demand for oil throughout the world and when combined with pressures on the global supply-demand balance for oil and related products, resulted in significant volatility in oil prices beginning late February 2020. The length of this demand disruption is unknown, and there is significant uncertainty regarding the long-term impact of the effects of the COVID-19 pandemic to global oil demand, which negatively impacted the Company's results of operations and led to a significant reduction in the Company's 2020 capital activities.

New Accounting Pronouncements, Policy [Policy Text Block]

Adoption of new accounting standards. In December 2019, the FASB issued Accounting Standards Update (“ASU”) No. 2019-12, “Simplifying the Accounting for Income Taxes (Topic 740).” The new guidance simplifies the accounting for income taxes by eliminating certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period, hybrid taxes, and the recognition of deferred tax liabilities for outside basis differences.  It also clarifies and simplifies other aspects of the accounting for income taxes.  Amendments are to be applied prospectively, except for certain amendments that are to be applied either retrospectively or with a modified retrospective approach through a cumulative effect adjustment recorded to retained earnings.  The Company adopted ASU 2019-12 on January 1, 2021, which did not have a material impact on the Company's condensed consolidated and combined financial statements.

New accounting pronouncements. In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, issued ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), to provide clarifying guidance regarding the scope of Topic 848.  ASU 2020-04 was issued to provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.  Generally, the guidance is to be applied as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued.  ASU 2020-04 and ASU 2021-01 are effective for all entities through December 31, 2022.  As of June 30, 2021, the Company has not elected to use the optional guidance and continues to evaluate the options provided by ASU 2020-04 and ASU 2021-01.  See Note 7 for discussion of the use of the London Interbank Offered Rate (“LIBOR”) in connection with borrowings under the Credit Agreement.

The Company has evaluated other recently issued, but not yet effective, accounting pronouncements and does not believe they would have a material effect on the Company’s condensed consolidated and combined financial statements.

Adoption of new accounting standards. In February 2016, the FASB issued Accounting Standards Update ("ASU") 2016-02, "Leases (Topic 842)" ("ASC 842"), which supersedes the lease recognition requirements in ASC 840, "Leases" ("ASC 840"), and requires lessees to recognize lease assets and lease liabilities for those leases previously classified as operating leases. The Company adopted ASC 842 as of August 22, 2020 using the modified retrospective transition method. The Company elected to apply the transition guidance under ASU 2018-11, "Leases (Topic 842) Targeted Improvements," in which ASC 842 is applied at the adoption date, while the comparative periods will continue to be reported in accordance with historic accounting under ASC 840. This standard does not apply to leases to explore for or use minerals, oil or natural gas resources, including the right to explore for those natural resources and rights to use the land in which those natural resources are contained.

ASC 842 allowed for the election of certain practical expedients at adoption to ease the burden of implementation. At implementation, the Company elected to (i) maintain the historical lease classification for leases prior to August 22, 2020, (ii) maintain the historical accounting treatment for land easements that existed at adoption, (iii) use historical practices in assessing the lease term of existing contracts at adoption, (iv) combine lease and non-lease components of a contract as a single lease and (v) not record short-term leases in the consolidated balance sheet, all in accordance with ASC 842.

The adoption of ASC 842 did not have a material impact on the consolidated statements of operations and had no impact on the Company's cash flows. The Company did not record a change to its opening retained earnings as of August 22, 2020, as there was no material change to the timing or pattern of recognition of lease costs due to the adoption of ASC 842.

New accounting pronouncements. In June 2016, the FASB issued ASU 2016-13, "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments" ("ASU 2016-13"). ASU 2016-13 replaces the incurred loss impairment model with an expected credit loss impairment model for financial instruments, including trade receivables. The amendment requires entities to consider forward-looking information to estimate expected credit losses, resulting in earlier recognition of losses for receivables that are current or not yet due, which were not considered under the previous accounting guidance. The Company has evaluated the ASU 2016-03 and does not believe its adoption will have a material impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”).  The amendments in this update remove certain exceptions of Topic 740 including: exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or gain from other items; exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary; exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year.  There are also additional areas of guidance in regards to franchise and other taxes partially based on income and the interim recognition of enactment of tax laws and rate changes. The provisions of this ASU are effective for years beginning after December 15, 2020.

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (ASC 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”).  This ASU provides temporary optional expedients and exceptions to GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from LIBOR and other interbank offered rates to alternative reference rates, such as the SOFR.  Entities can elect not to apply certain modification accounting requirements to contracts affected by reference rate reform if certain criteria are met.  An entity that makes this election would not have to remeasure the contracts at the modification rate date or reassess a previous accounting determination.  Entities can also elect various optional expedients that would allow them to continue applying hedge accounting relationships affected by reference rate reform if certain criteria are met.

In January 2021, the FASB issued ASU 2021-01, “Reference Rate Reform (Topic 848): Scope” (“ASU 2021-01”).  This ASU clarifies that all derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment (“The Discounting Transition”) are in the scope of ASC 848 and therefore qualify for the available temporary optional expedients and exceptions.  As such, entities that employ derivatives that are the designated hedged item in a hedge relationship where perfect effectiveness is assumed can continue to apply hedge accounting without de-designating the hedging relationship to the extent such derivatives are impacted by the Discounting Transition.

The Company has evaluated recently issued, but not yet adopted, accounting pronouncements and does not believe they would have a material effect on the Company’s condensed consolidated and combined financial statements.

Receivable [Policy Text Block]

Notes receivable. Pursuant to an agreement between HPK LP and Pure, whereby Pure obtained extensions to complete its initial business combination to August 21, 2020, HPK LP made loans to Pure totaling $11.7 million and $4.2 million as of August 21, 2020 and December 31, 2019, respectively. The Company routinely reviews outstanding balances and establishes allowances for bad debts equal to the estimable portions of notes receivable for which failure to collect is considered probable. As of December 31, 2019, the Company had no allowance for doubtful accounts recorded. See additional information regarding Pure and the notes receivable cancellations in relations to the HighPeak business combination in Note 10.

Deposits, Policy [Policy Text Block]

Deposits. During 2019, HPK LP paid $61.5 million to Grenadier Energy Partners II, LLC (“Grenadier”) as a non-refundable deposit for an acquisition (the “Grenadier Acquisition”) and an additional $15.0 million extension payment was paid in 2020 that was to be accounted for as additional consideration for the Grenadier Acquisition upon closing. The Grenadier Acquisition was terminated in April 2020 and the $76.5 million in deposits and extension payments were charged to expense. In addition, the Company has paid the Texas Railroad Commission $50,000 in lieu of a plugging bond as statutorily required.